Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (65.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$81,110	$91,052
5.00%, with due dates from 5/20/49 to 3/20/50	246,793	277,703
4.00%, TBA, 7/1/50	4,000,000	4,240,938
3.50%, with due dates from 9/20/49 to 3/20/50	1,307,207	1,414,015

		6,023,708
U.S. Government Agency Mortgage Obligations (62.6%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	145,609	161,499
4.50%, 5/1/49	56,584	62,415
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/50	3,000,000	3,302,809
4.50%, TBA, 7/1/50	4,000,000	4,298,125
4.00%, TBA, 7/1/50	29,000,000	30,733,202
3.50%, TBA, 7/1/50	33,000,000	34,706,720
3.00%, TBA, 7/1/50	15,000,000	15,798,633
2.50%, TBA, 7/1/50	43,000,000	44,834,217
2.00%, TBA, 7/1/50	5,000,000	5,116,797

		139,014,417

Total U.S. government and agency mortgage obligations (cost $144,804,430)		$145,038,125

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 6/30/24(i)	$923,000	$978,952
1.75%, 9/30/22(i)	106,000	110,222

Total U.S. treasury obligations (cost $1,089,174)		$1,089,174

MORTGAGE-BACKED SECURITIES (42.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (21.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$29,603	$54,662
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.119%, 11/15/35	51,273	91,733
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.665%, 12/15/36	28,603	46,197
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.465%, 4/15/40	1,474,566	159,415
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.015%, 12/15/47	2,541,046	333,893
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.915%, 8/15/56	3,892,298	982,805
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.915%, 4/15/47	935,880	167,075
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,039,560	420,048
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,496,396	235,682
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	755,768	102,699
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	409,403	53,499
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,449,271	140,659
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,880,819	216,294
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,544,913	244,598
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	902,203	104,280
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	1,143,550	23,314
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,953,482	296,511
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,157,973	158,784
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	1,565,541	39,520
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	574,693	45,215
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	557,398	37,523
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,340,450	163,909
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,063,567	67,005
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	428,183	15,761
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	1,588,147	41,960
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.377%, 7/25/43(WAC)	1,125,120	11,251
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	994	904
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.793%, 7/25/36	44,058	86,006
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.524%, 6/25/37	40,388	71,866
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.607%, 2/25/38	31,005	43,586
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.697%, 8/25/35	27,452	38,833
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.914%, 11/25/34	40,389	48,278
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.266%, 4/25/42	801,131	157,443
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.216%, 4/25/40	620,548	137,681
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.066%, 3/25/48	3,439,789	645,992
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,936,693	406,757
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,578,970	299,690
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	415,586	8,240
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.966%, 5/25/47	7,651,456	1,453,777
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.966%, 10/25/41	498,554	24,850
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 12/25/46	2,457,505	545,488
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.916%, 5/25/39	7,668,405	1,414,552
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.866%, 8/25/49	4,045,295	625,762
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.766%, 2/25/43	1,687,256	381,688
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.716%, 10/25/41	1,866,906	320,585
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	70,416	11,560
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,517,440	494,048
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	207,949	34,781
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	560	3
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	327,658	59,333
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,571,769	68,686
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,137,416	120,046
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	768,760	30,003
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,186,158	82,378
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,945,425	390,499
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	777,109	87,215
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	673,311	63,446
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	671,942	62,289
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,649,570	124,823
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	612,529	23,049
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	743,877	33,266
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	836,994	48,501
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	503,596	14,379
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	2,551,897	48,776
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,989	3,640
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 5.99%, 4/20/44	3,741,505	804,910
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 1/20/49	4,588,956	716,316
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 11/20/43	2,376,800	486,495
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.96%, 9/20/43	401,814	81,870
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 8/20/49	6,576,128	1,080,984
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.91%, 7/20/49	6,591,157	976,282
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 1/20/50	3,174,898	574,088
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 12/20/49	4,216,698	594,437
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 9/20/49	6,542,694	1,015,520
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 8/20/49	249,024	33,410
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/49	345,672	43,166
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 12/2/21	762,806	92,141
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.41%, 8/20/44	1,905,081	346,795
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	740,998	129,675
Ser. 16-42, IO, 5.00%, 2/20/46	1,976,117	352,497
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,276,998	266,067
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,429,365	602,539
Ser. 14-76, IO, 5.00%, 5/20/44	792,187	134,084
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	574,552	110,027
Ser. 12-146, IO, 5.00%, 12/20/42	504,695	101,570
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	765,429	139,642
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	544,187	99,416
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,418,317	441,343
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,251,801	226,100
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,460,907	468,494
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	430,343	79,278
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,127,326	413,038
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	962,017	137,753
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,079,321	241,721
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,505,147	128,073
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	758,924	142,625
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,106,429	191,999
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,409,490	163,797
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,076,757	160,014
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	238,151	20,986
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	960,073	163,932
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,032,709	92,795
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,820,433	290,141
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	971,344	156,281
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,055,408	159,660
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	662,019	105,923
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	581,564	110,497
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	932,157	64,965
Ser. 16-29, IO, 4.00%, 2/16/46	955,998	147,530
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,741,496	376,956
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,555,711	286,406
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,732,712	206,907
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,765,673	198,638
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	4,310,212	552,526
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	3,199,512	204,697
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	574,248	81,968
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	2,250,826	158,579
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	522,210	68,850
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	447,505	65,790
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,111,569	154,639
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	1,075,884	49,094
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	806,298	32,252
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,330,648	192,811
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,404,735	219,456
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,028,680	150,227
Ser. 13-76, IO, 3.50%, 5/20/43	1,809,651	215,674
Ser. 13-28, IO, 3.50%, 2/20/43	545,914	56,710
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	870,369	85,949
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,332,992	133,299
Ser. 13-14, IO, 3.50%, 12/20/42	2,971,500	222,862
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	571,114	54,970
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,318,455	184,706
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,659,867	257,083
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,872,752	282,972
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	824,701	139,966
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	1,889,090	133,475
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,286,062	171,912
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,055,400	34,157
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	3,148,731	224,347
Ser. 16-H18, Class QI, IO, 3.324%, 6/20/66(WAC)	2,938,570	326,428
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66(WAC)	10,757,788	1,105,901
Ser. 16-H22, Class AI, IO, 3.14%, 10/20/66(WAC)	4,101,140	420,527
Ser. 15-H20, Class CI, IO, 3.03%, 8/20/65(WAC)	4,249,539	389,147
Ser. 15-H24, Class AI, IO, 2.985%, 9/20/65(WAC)	3,303,046	287,107
Ser. 17-H12, Class QI, IO, 2.736%, 5/20/67(WAC)	3,803,070	390,853
Ser. 18-H05, Class BI, IO, 2.563%, 2/20/68(WAC)	4,340,003	509,950
Ser. 15-H15, Class BI, IO, 2.56%, 6/20/65(WAC)	2,463,271	215,487
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68(WAC)	2,107,661	252,919
Ser. 16-H03, Class AI, IO, 2.484%, 1/20/66(WAC)	3,564,232	320,449
Ser. 16-H06, Class DI, IO, 2.469%, 7/20/65	5,468,022	409,517
Ser. 16-H17, Class KI, IO, 2.427%, 7/20/66(WAC)	2,822,421	295,267
Ser. 17-H02, Class BI, IO, 2.425%, 1/20/67(WAC)	2,749,196	289,922
Ser. 18-H02, Class EI, IO, 2.375%, 1/20/68(WAC)	6,173,194	717,634
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67(WAC)	5,565,234	542,054
Ser. 17-H16, Class FI, IO, 2.371%, 8/20/67(WAC)	3,223,684	346,591
Ser. 17-H06, Class BI, IO, 2.351%, 2/20/67(WAC)	4,278,949	426,639
Ser. 18-H03, Class XI, IO, 2.291%, 2/20/68(WAC)	4,420,695	502,633
Ser. 16-H02, Class HI, IO, 2.254%, 1/20/66(WAC)	4,800,091	378,727
Ser. 18-H15, Class KI, IO, 2.22%, 8/20/68(WAC)	3,706,419	436,317
Ser. 16-H06, Class CI, IO, 2.215%, 2/20/66(WAC)	5,038,592	337,188
Ser. 16-H10, Class AI, IO, 2.202%, 4/20/66(WAC)	9,265,029	659,262
Ser. 17-H09, IO, 2.185%, 4/20/67(WAC)	5,263,286	459,943
Ser. 15-H10, Class BI, IO, 2.162%, 4/20/65(WAC)	2,682,813	231,811
Ser. 16-H09, Class BI, IO, 2.115%, 4/20/66(WAC)	4,691,854	444,717
Ser. 17-H16, Class JI, IO, 2.108%, 8/20/67(WAC)	8,666,092	1,119,486
Ser. 17-H19, Class MI, IO, 2.051%, 4/20/67(WAC)	2,179,365	223,385
Ser. 16-H03, Class DI, IO, 2.021%, 12/20/65(WAC)	3,764,330	269,285
Ser. 17-H11, Class DI, IO, 1.97%, 5/20/67(WAC)	4,002,018	410,343
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66(WAC)	4,124,248	409,538
Ser. 17-H16, Class IG, IO, 1.825%, 7/20/67(WAC)	7,742,600	669,705
Ser. 15-H25, Class EI, IO, 1.825%, 10/20/65(WAC)	3,003,177	251,366
Ser. 15-H20, Class AI, IO, 1.80%, 8/20/65(WAC)	3,571,949	298,972
FRB Ser. 15-H08, Class CI, IO, 1.766%, 3/20/65(WAC)	2,055,134	147,978
Ser. 17-H16, Class IH, IO, 1.729%, 7/20/67(WAC)	5,787,090	486,116
Ser. 15-H23, Class BI, IO, 1.719%, 9/20/65(WAC)	3,814,907	292,985
Ser. 16-H24, Class CI, IO, 1.667%, 10/20/66(WAC)	2,616,206	182,211
Ser. 16-H14, IO, 1.655%, 6/20/66(WAC)	3,693,789	253,416
Ser. 13-H08, Class CI, IO, 1.61%, 2/20/63(WAC)	3,439,158	155,794
Ser. 14-H21, Class BI, IO, 1.504%, 10/20/64(WAC)	5,418,596	345,165
Ser. 15-H26, Class CI, IO, zero %, 8/20/65(WAC)	6,433,377	95,214
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,408	1,268

		47,162,962
Commercial mortgage-backed securities (7.5%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45(WAC)	1,279,000	895,300
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	330,750
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	202,134	200,113
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	457,768	320,438
FRB Ser. 06-PW14, Class XW, IO, 0.496%, 12/11/38(WAC)	451,034	3,281
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47(WAC)	409,000	374,078
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	885,832
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	307,000	289,816
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	647,000	485,250
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45(WAC)	297,000	137,363
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	316,415
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.092%, 12/15/39(WAC)	948,230	4,108
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	12,160	12,014
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	86,317	87,430
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.912%, 4/15/50(WAC)	527,000	363,630
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.876%, 11/10/46(WAC)	232,000	233,374
FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44(WAC)	272,000	256,275
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	160,000	131,993
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	1,270,000	469,900
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46(WAC)	531,000	372,933
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	266,000	255,948
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47(WAC)	1,183,000	554,840
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	515,000	398,249
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47(WAC)	407,000	142,511
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	957,853
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	408,033
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	581,000	424,098
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	398,000	159,200
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	410,000	129,808
FRB Ser. 11-C4, Class C, 5.526%, 7/15/46(WAC)	234,000	230,108
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	363,000	177,870
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	480,573
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.771%, 9/15/39(WAC)	810,559	4,452
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	13,487	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	451,465	349,544
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	900,000	487,922
FRB Ser. 13-C11, Class F, 4.498%, 8/15/46(WAC)	496,000	148,800
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46(WAC)	485,000	337,305
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	1,316,000	867,480
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	975,000	400,061
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	265,440
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	285,863	57,173
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	486,239	479,301
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	701,000	634,331
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	19,868
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	91,744
Wells Fargo Commercial Mortgage Trust FRB Ser. 20-C56, Class C, 3.751%, 6/15/53(WAC)	281,000	239,665
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	188,000	136,605
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	541,488
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	1,034,093

		16,584,656
Residential mortgage-backed securities (non-agency) (13.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	509,209	258,143
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.569%, 11/27/36(WAC)	872,110	684,606
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.685%, 1/25/36	97,401	111,282
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.365%, 11/25/47	332,960	261,508
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.535%, 3/25/37	1,061,666	911,174
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	1,005,900
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.004%, 9/25/35	360,159	316,721
FRB Ser. 06-OA7, Class 1A1, 2.73%, 6/25/46(WAC)	318,616	260,437
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.464%, 8/25/46	125,173	109,403
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.444%, 6/25/46	391,013	342,769
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.535%, 9/25/35	443,182	385,394
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.52%, 11/20/35	272,725	248,227
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	370,859	304,104
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	2,387,408	2,201,031
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 0.365%, 6/25/47	450,068	366,208
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.685%, 5/25/28	266,675	284,887
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.168%, 7/25/28	890,699	1,023,360
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.535%, 4/25/28	572,195	668,370
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.735%, 12/25/27	684,659	732,089
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.035%, 3/25/29	250,000	256,659
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 9/25/30	617,156	608,458
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.985%, 7/25/30	224,067	217,205
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.435%, 4/25/49	106,000	102,555
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.185%, 10/25/48	327,000	300,141
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.935%, 1/25/49	141,000	154,582
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.685%, 3/25/49	118,000	122,137
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.335%, 7/25/49	135,000	119,816
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.935%, 9/25/48	174,000	137,487
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	294,759
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	582,936
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.435%, 10/25/48	380,000	355,300
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.085%, 9/25/48	190,000	183,273
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.885%, 12/25/30	650,000	619,213
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.86%, 3/25/50	367,000	351,698
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.185%, 9/25/49	64,000	58,607
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	148,965	146,591
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	137,182	134,267
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	147,680	145,387
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 10/25/48	120,000	116,606
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 12/25/30	341,000	333,372
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.935%, 10/25/28	89,434	107,601
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.435%, 9/25/28	1,114,631	1,370,714
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.935%, 10/25/28	567,069	679,248
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.935%, 8/25/28	368,177	441,368
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.935%, 1/25/29	119,656	126,632
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.435%, 4/25/29	19,948	19,948
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%, 10/25/28	752,035	781,863
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	1,234,693	1,297,579
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%, 4/25/28	43,841	45,955
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.685%, 9/25/29	477,000	495,448
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%, 7/25/25	179,865	183,735
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.035%, 10/25/29	1,170,000	1,229,648
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 5/25/30	82,000	81,685
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%, 2/25/30	60,000	57,600
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	16,251	16,621
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.785%, 1/25/30	182,000	173,209
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/30	804,000	774,102
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.685%, 5/25/30	304,369	305,345
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.435%, 7/25/30	61,972	61,099
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.285%, 3/25/31	81,831	79,621
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.435%, 6/25/39	253,000	231,021
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.285%, 9/25/31	251,000	239,345
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 3.935%, 9/25/39	152,000	120,080
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.65%, 2/25/40	504,000	470,298
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.635%, 7/25/31	57,880	56,469
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.365%, 5/25/36	559,873	202,808
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.495%, 5/25/37	319,049	266,977
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.714%, 5/19/35	305,141	161,025
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.385%, 6/25/37	529,299	244,303
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	320,100
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.929%, 2/26/37	336,299	303,643
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.98%, 8/25/35	94,130	89,154
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.035%, 7/25/28 (Bermuda)	800,000	754,732
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.885%, 3/25/28 (Bermuda)	620,000	594,489
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 0.40%, 5/25/46	272,393	276,479
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.395%, 8/25/36	370,861	343,046
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.305%, 8/25/36	308,728	273,085
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	236,053
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.828%, 12/25/35(WAC)	117,729	114,822
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 0.675%, 10/25/45	203,416	193,703
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 4.026%, 4/25/36(WAC)	231,133	227,666

		29,864,981

Total mortgage-backed securities (cost $101,906,959)		$93,612,599

CORPORATE BONDS AND NOTES (25.1%)(a)
		Principal amount	Value
Basic materials (2.1%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$9,250
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		151,000	154,586
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		150,000	151,875
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		38,000	37,169
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		87,000	77,648
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		210,000	200,550
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		263,000	264,973
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		242,000	243,815
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		92,000	94,185
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		318,000	314,725
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		27,000	24,400
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		175,000	183,750
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	64,260
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		203,000	202,493
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		179,000	182,199
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		66,000	67,404
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		124,000	124,956
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,050
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		55,000	54,020
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		19,000	18,905
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		49,000	48,153
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		75,000	70,500
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		145,000	144,819
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	76,400
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		35,000	36,006
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		203,000	204,523
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		70,000	68,425
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		234,000	272,025
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	153,000
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		50,000	51,375
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		305,000	325,342
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		56,000	56,560
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		33,000	30,525
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		20,000	20,200
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	113,563
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		97,000	98,127
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.375%, 8/15/25		35,000	35,175
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		145,000	142,825
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		80,000	81,042
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		121,000	127,353

			4,663,151
Capital goods (2.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	232,245
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	118,594
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	34,610
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	197,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	324,671
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		33,000	33,050
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		192,000	193,200
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		55,000	56,375
Berry Global, Inc. 144A notes 4.50%, 2/15/26		39,000	38,422
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		80,000	83,200
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		45,000	46,672
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		80,000	82,200
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		265,000	270,043
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	175,500
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	119,025
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		90,000	94,500
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		177,000	181,425
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		150,000	144,375
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		45,000	46,800
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		207,000	213,469
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		110,000	110,545
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		171,000	140,220
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		300,000	301,500
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		260,000	204,295
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		208,000	217,360
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		105,000	106,050
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	78,344
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		148,000	129,160
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		25,000	26,275
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		672,000	670,333
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		230,000	232,013
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		223,000	212,851
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	121,613
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		55,000	57,922

			5,294,732
Communication services (2.5%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		266,000	275,392
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,045,000	1,102,475
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		55,000	56,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	205,468
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		94,000	90,776
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	126,300
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		360,000	377,100
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		140,000	139,300
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		84,000	91,644
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		40,000	42,096
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		25,000	23,789
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		146,000	137,970
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		6,000	6,085
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	271,260
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		85,000	85,638
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		40,000	39,954
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	41,850
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		260,000	316,550
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	147,546
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	487,666
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		190,000	199,187
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		200,000	205,500
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	19,998
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	46,081
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	156,347
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	55,658
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		50,000	55,648
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		125,000	138,521
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		363,000	375,251
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	77,822
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	148,066

			5,543,038
Consumer cyclicals (5.1%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$38,000	37,620
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		60,000	58,306
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		60,000	56,082
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	47,300
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		55,000	52,597
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		50,000	54,250
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		55,000	57,475
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	63,000
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		190,000	160,550
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	26,125
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	76,800
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		109,000	109,818
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		215,000	187,050
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		144,000	104,220
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		92,000	48,990
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	21,606
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		85,000	86,275
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		244,000	218,990
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		102,000	88,740
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		152,000	164,494
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		45,000	47,644
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		78,000	84,923
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		165,000	168,968
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		25,000	25,293
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		85,000	95,513
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		232,000	238,960
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	89,888
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		45,000	45,506
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	124,375
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		88,000	85,910
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		153,000	142,382
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		130,811	129,503
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		271,721	248,625
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	76,294
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		265,000	296,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		35,000	38,675
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		194,000	193,030
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		268,000	261,970
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	62,400
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	67,200
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		31,000	32,356
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		128,000	112,480
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		30,000	30,975
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		25,000	25,030
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	83,139
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		$74,000	80,864
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		50,000	50,188
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		181,000	171,045
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		115,000	112,125
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		46,000	41,400
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		99,000	90,090
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	61,800
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		30,000	29,865
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		90,000	93,385
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		40,000	43,454
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	46,013
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		160,000	159,200
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		125,000	120,000
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	175,100
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		120,000	100,200
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		110,000	108,900
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 7.125%, 6/1/24		95,000	88,350
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		52,000	55,721
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		139,000	131,703
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		35,000	35,263
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		160,000	158,810
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		183,000	179,798
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		215,000	214,239
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		95,000	102,234
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		150,000	150,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		36,000	32,580
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		192,000	192,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		124,000	123,690
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	108,388
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		320,000	348,992
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		98,000	103,880
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		20,000	19,825
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		278,000	292,943
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		85,000	68,000
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		65,000	60,012
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	172,830
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		95,000	87,875
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		367,000	374,340
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		234,000	209,138
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		115,000	118,881
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	54,313
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		203,000	208,942
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		99,000	101,723
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,138
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	97,319
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		55,000	55,825
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		65,000	68,900
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		115,000	109,825
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		220,000	222,024
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		95,000	89,479
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		158,000	156,815
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		123,000	124,538
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	97,213
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		70,000	73,325
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		110,000	105,875
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		150,000	129,675
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		145,000	129,594
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		35,000	35,252

			11,312,023
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		175,000	173,906
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	75,475
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	96,875
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	35,810
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		215,000	215,000
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,663
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		70,000	72,377
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		55,000	55,963
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		103,000	58,195
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	163,156
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	61,842
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		81,000	80,696
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	133,250
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	132,438
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	112,750
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		171,000	172,347
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		17,000	17,765
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	90,058
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	162,495
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	38,388
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	103,083
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		$141,000	146,718
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	60,525
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		60,000	69,600
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	128,312
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		230,000	261,913
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	65,712
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		35,000	37,538
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	69,121
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		105,000	110,188
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	55,825
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		25,000	26,969

			3,094,953
Energy (4.3%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	152,813
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		189,000	191,294
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	141,563
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		182,000	168,350
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		72,000	52,020
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		36,000	31,790
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		53,000	51,286
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		53,000	1,822
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		155,000	144,037
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		48,000	53,797
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		160,000	175,819
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		66,000	59,813
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		55,000	48,412
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		30,000	29,400
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		132,000	126,350
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		80,000	80,400
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21 (In default)(NON)		107,000	40,928
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		60,000	70,418
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		117,000	120,437
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		60,000	64,202
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		226,000	216,960
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		115,000	115,899
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	98,167
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		267,000	264,194
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		55,000	52,388
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		71,000	66,030
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		13,000	11,148
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		196,000	182,892
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		59,000	49,044
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		179,000	72,495
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		140,000	86,100
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		55,000	33,825
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		96,000	96,183
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		56,000	1,120
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		43,000	36,743
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		94,000	93,295
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		58,000	49,010
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		153,000	153,612
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	968,935
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	211,256
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		879,000	979,013
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		222,000	231,713
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	176,816
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	424,955
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	9,576
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	19,776
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.50%, 1/23/29 (Mexico)		432,000	375,720
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)		1,420,000	1,171,713
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	32,640
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		85,000	90,490
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		175,000	197,076
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		136,000	66,640
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		67,000	36,013
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		49,000	24,641
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		96,000	70,080
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		186,000	160,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		35,000	36,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		185,000	185,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		35,000	33,797
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		47,595	41,646
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		88,000	74,800
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom) (In default)(NON)		54,000	4,050
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	34,332
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		27,000	29,970
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		101,000	97,970
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		45,000	39,600
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		144,000	138,377
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		99,000	92,485

			9,541,152
Financials (2.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	97,650
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		85,000	84,713
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		373,000	399,124
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		200,000	218,339
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	84,464
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		94,000	95,763
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	250,722
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	107,173
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		217,000	240,170
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	225,492
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		230,000	246,963
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		45,000	43,200
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		75,000	80,335
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	51,410
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		115,000	125,051
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		79,000	86,315
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		115,000	111,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	95,713
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	104,073
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		65,000	61,113
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	15,525
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	205,000
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	145,665
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		158,000	142,990
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		55,000	53,350
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	92,000
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		215,000	217,688
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	123,910
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$125,000	132,188
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		100,000	102,625
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		60,000	57,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	126,225
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	619,991
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	109,389
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	43,195
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		45,000	48,107
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	62,099
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		269,000	275,977
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		120,000	112,200
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	136,500
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		2,447	1,468
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	51,500
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		83,000	69,305
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	212,750

			5,965,980
Health care (2.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	160,125
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	111,107
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$220,000	225,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		45,000	42,694
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	110,250
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		55,000	56,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		80,000	80,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		160,000	162,283
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		45,000	42,367
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	166,000
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	263,750
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		70,000	70,788
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		45,000	46,809
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		75,000	77,225
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		60,000	62,200
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		401,000	377,441
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		95,000	92,899
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		305,000	288,286
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		130,000	144,144
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		363,000	419,382
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	266,744
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	52,974
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		35,000	35,831
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		25,000	25,443
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	166,780
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		45,000	46,913
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	507,338
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		240,000	235,150
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		28,000	27,790
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		30,000	31,913
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		235,000	231,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		339,000	330,101
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	211,376
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	205,500

			5,376,028
Technology (1.0%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		20,000	20,500
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		105,000	106,050
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		40,000	45,968
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		570,000	653,491
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		152,000	157,463
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		55,000	57,973
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		59,000	59,375
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		97,000	85,885
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		365,000	318,006
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		95,000	98,800
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		203,000	207,060
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		45,000	46,125
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		85,000	86,063
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		279,000	276,735
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		44,000	45,472

			2,264,966
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26		90,000	93,488
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		665,000	681,625
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		60,000	62,250
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		40,000	41,192
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	27,327
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		45,000	42,075
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		86,000	86,835
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	165,750
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		94,000	99,170
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		27,000	28,181
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		145,000	152,975
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		145,000	152,185
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	179,454
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		49,000	51,450
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		180,000	176,099
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26 (In default)(NON)		110,000	118,525
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		45,000	44,534
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	135
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		78,000	81,315
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		75,000	75,844
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		50,000	52,568
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		30,000	30,962
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		68,000	69,792
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		168,000	171,434

			2,685,165

Total corporate bonds and notes (cost $57,174,002)			$55,741,188

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.1%)(a)
		Principal amount	Value
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		$960,000	$1,090,787
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		400,000	162,450
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		75,000	30,497
Buenos Aires (Province of) unsec. FRN 32.807%, 5/31/22 (Argentina)	ARS	7,745,000	96,184
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$2,140,000	869,108
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina) (In default)(NON)		341,333	155,307
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		1,635,000	670,000
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,460,000	845,842
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		547,000	336,410
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		56,667	58,154
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		235,000	263,494
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		661,000	691,571
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	181,080
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	285,420
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	383,800
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	235,170
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	732,250
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,400,000	1,422,760
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		600,000	603,006
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		520,000	521,243
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		378,000	324,139
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	262,500
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	386,891
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,020,000	1,148,775
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	390,603
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	225,250
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	721,484
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	581,697
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	1,345,000	1,402,700
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$1,025,000	1,046,781
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,300,000
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		499,000	464,070
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		400,000	455,477
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		270,000	293,627
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)		2,670,000	2,796,825
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		670,000	710,200
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	352,348
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		1,009,000	999,919
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	47,880
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		371,000	22,260
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	77,520
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	991,884

Total foreign government and agency bonds and notes (cost $29,171,281)			$24,637,363

CONVERTIBLE BONDS AND NOTES (5.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$218,000	$214,119
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	115,000	136,314

		350,433
Communication services (0.3%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	86,000	76,936
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	131,000	120,339
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	134,000	187,329
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	39,877
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	175,771
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	177,000	165,095

		765,347
Consumer cyclicals (0.9%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	182,000	224,828
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	185,000	210,243
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	64,000	78,818
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	87,000	120,422
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	97,000	122,592
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	14,088
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	100,000	108,434
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	192,000	194,760
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	132,000	121,539
NCL Corp, Ltd. 144A cv. company guaranty sr. unsec. notes 6.00%, 5/15/24	74,000	98,522
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	64,000	95,864
RH 144A cv. sr. unsec. notes zero %, 9/15/24	139,000	183,319
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 4.25%, 6/15/23	67,000	62,310
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	187,000	211,840
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	83,000	101,675

		1,949,254
Consumer staples (0.5%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	43,000	49,076
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25	99,000	140,001
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	149,000	203,167
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	242,000	297,256
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	103,000	183,652
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	70,000	81,390
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	158,000	227,939

		1,182,481
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	5,383
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	35,000	5,341
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	93,000	109,720
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	39,587

		160,031
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	108,000	98,753
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	82,000	79,179
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	96,000	123,420
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	135,000	130,275
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	69,000	101,534

		533,161
Health care (0.7%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	64,000	74,481
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	93,000	97,332
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	170,000	174,036
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	54,000	65,729
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	315,000	326,325
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	111,000	120,542
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	142,000	155,055
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	61,000	55,453
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26	77,000	79,571
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	77,000	79,384
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	152,000	138,978
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	52,000	86,462
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	106,000	115,668
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	64,000	74,552

		1,643,568
Technology (2.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	193,000	240,343
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	315,000	342,657
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	136,000	173,092
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	64,000	77,120
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	149,000	209,718
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	90,000	83,697
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	80,000	194,464
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	141,000	173,447
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	86,000	92,074
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	124,454
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	65,000	69,388
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	113,000	136,306
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	92,000	78,590
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	69,000	85,360
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	219,000	230,498
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	53,000	78,177
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	94,000	90,827
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	203,000	283,034
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	137,000	166,251
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	72,000	76,966
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	309,000	307,608
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	73,156
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	74,000	64,960
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	140,000	137,464
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	129,000	146,483
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	85,000	91,394
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	168,000	179,876
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	86,000	96,607
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	76,000	81,599
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	216,000	270,135
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	435,189	463,631
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	33,000	102,391
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	202,000	197,662
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	88,000	86,906
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	99,000	113,816
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	85,000	157,728
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	89,000	122,329
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	95,000	101,339
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	129,000	166,698

		5,968,245
Transportation (0.2%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	78,000	73,449
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	276,000	331,485

		404,934
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	129,000	130,421

		130,421

Total convertible bonds and notes (cost $12,054,089)		$13,087,875

PURCHASED SWAP OPTIONS OUTSTANDING (5.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25 (United Kingdom)	Aug-20/0.353		$89,742,200	$207,304
(0.4525)/3 month USD-LIBOR-BBA/Jul-25 (United Kingdom)	Jul-20/0.4525		74,756,000	75
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		7,362,900	461,801
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		37,998,200	413,040
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		7,362,900	367,998
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		9,287,700	56,098
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		7,362,900	9,425
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		9,287,700	6,780
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		7,362,900	147
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		37,998,200	38
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	597,305
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	58,742
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		5,508,200	30,956
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	552,198
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	542,786
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		7,275,100	346,731
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		29,451,700	325,736
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		7,158,300	199,931
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	60,243
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	58,500
0.794/3 month USD-LIBOR-BBA/Jul-50	Jul-20/0.794		2,974,000	36,253
(0.67)/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.67		5,416,200	25,294
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	1,489,084
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	1,477,585
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	1,305,642
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	1,220,010
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	340,185
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	109,493
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		2,360,700	2,455
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	238
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		588,000	86,354
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		39,518,100	503,856
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	181,775
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	105,620
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$39,518,100	40

Total purchased swap options outstanding (cost $6,221,411)				$11,179,718

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$7,451,838	EUR	6,632,700	$62,044
EUR/USD (Call)	Sep-20/1.17	7,448,861	EUR	6,630,050	20,313
USD/JPY (Put)	Nov-20/JPY 105.00	5,375,725		$5,375,725	57,563
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	7,448,861	EUR	6,630,050	20,313
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	11,439,477	EUR	10,182,000	45,518
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	5,779,864	AUD	8,375,400	23
EUR/USD (Call)	Nov-20/1.16	7,451,838	EUR	6,632,700	62,044
USD/JPY (Put)	Nov-20/JPY 105.00	5,375,725		$5,375,725	57,563
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Aug-20/$102.09	7,000,000		7,000,000	47,320
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/103.56	34,000,000		34,000,000	255,986
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-20/104.03	74,000,000		74,000,000	296,000
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jul-20/103.31	16,000,000		16,000,000	154,992
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.60	15,000,000		15,000,000	35,970
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.81	30,000,000		30,000,000	122,130
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.88	27,000,000		27,000,000	94,824
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-20/104.84	18,000,000		18,000,000	68,220
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jul-20/105.00	18,000,000		18,000,000	1,494
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	5,499,645	EUR	4,895,100	72,254

Total purchased options outstanding (cost $1,155,605)					$1,474,571

SENIOR LOANS (2.9%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$128,153	$122,867
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.76%, 9/6/24	$30,585	28,036
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.808%, 3/1/26	106,724	101,495
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.941%, 4/12/25	54,444	51,631
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	35,839	34,815
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	85,000	73,171
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	144,088	137,364
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.629%, 10/1/25	115,748	108,369

		657,748
Capital goods (0.8%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	198,000	189,090
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	354,050	316,344
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	79,529	76,428
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	309,119	299,588
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	139,572	132,873
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.687%, 4/12/26	178,200	151,990
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	221,066	201,170
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 6/30/27	50,000	49,000
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	408,975	384,096

		1,800,579
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.178%, 11/3/24	151,173	145,693
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	275,000	273,625
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	50,000	49,925
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	64,838	61,292

		530,535
Consumer cyclicals (0.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.26%, 8/21/26	84,363	76,348
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	100,227	98,974
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.43%, 8/24/26	99,250	80,517
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	82,448	80,799
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	85,524	69,959
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.671%, 11/2/25	81,122	78,350
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	49,750	45,729
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	348,148	328,565
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.921%, 9/19/26	139,291	132,065
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.428%, 10/1/25	322,095	314,767
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	100,000	54,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	159,483	132,292
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.476%, 8/14/24	64,342	56,556
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	100,007	80,006
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	99,500	94,691
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%, 12/17/26	25,000	23,792
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	107,626	101,168

		1,848,578
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	270,799	257,936
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%, 6/21/24	392,573	358,223
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	98,737	91,085

		707,244
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	43,000	14,835

		14,835
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	44,775	44,066

		44,066
Health care (0.2%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 4/28/22	48,133	46,178
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	65,000	61,913
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.429%, 6/30/25	216,579	201,554
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	95,000	92,714

		402,359
Technology (0.1%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.179%, 11/1/23	49,730	49,605
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.702%, 7/2/25	166,373	151,192
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	63,094	59,687

		260,484
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	64,838	62,374

		62,374

Total senior loans (cost $6,771,492)		$6,328,802

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	$909,000	$971,294
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	136,000	135,830
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	164,000	162,360
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	209,000	209,418

Total asset-backed securities (cost $1,417,982)		$1,478,902

COMMON STOCKS (0.0%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	985	$3,004
CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)	697	349
Clear Channel Outdoor Holdings, Inc.(NON)	15,306	15,918
iHeartMedia, Inc. Class A(NON)	6,510	54,359
MWO Holdings, LLC (Units)(F)	73	—
Tervita Corp. (Canada)(NON)	191	536
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	6,874
Tribune Media Co. Class 1C	40,066	22,036

Total common stocks (cost $594,035)		$103,076

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Stearns Holdings, LLC Class B(F)	11/5/39	$0.01	6,844	$6,844

Total warrants (cost $6,844)				$6,844

SHORT-TERM INVESTMENTS (16.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	17,043,444	$17,043,444
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	2,981,000	2,981,000
U.S. Treasury Bills 0.066%, 9/24/20(SEG)(SEGCCS)		$330,000	329,887
U.S. Treasury Bills 0.108%, 8/11/20(SEGSF)(SEGCCS)		5,431,000	5,430,196
U.S. Treasury Bills 0.133%, 8/25/20(SEGSF)(SEGCCS)		346,000	345,926
U.S. Treasury Bills 0.112%, 7/16/20(SEGSF)(SEGCCS)(SEGTBA)		601,000	600,968
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)(SEGCCS)		1,441,000	1,440,768
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)(SEGCCS)		1,024,000	1,023,727
U.S. Treasury Bills 0.087%, 7/2/20(SEGSF)(SEGCCS)		1,459,000	1,458,996
U.S. Treasury Bills 0.168%, 7/9/20(SEG)(SEGSF)(SEGCCS)		1,130,000	1,129,971
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,507,000	1,506,887
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		1,249,000	1,248,850
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		1,513,000	1,512,727
U.S. Treasury Bills 0.035%, 9/3/20(SEG)(SEGSF)(SEGCCS)		1,063,000	1,062,731

Total short-term investments (cost $37,117,225)			$37,116,078
TOTAL INVESTMENTS

Total investments (cost $399,484,529)			$390,894,315

	FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $101,302,477) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$365,781	$337,874	$27,907
		Canadian Dollar	Sell	7/15/20	1,648,560	1,588,636	(59,924)
		Czech Koruna	Buy	9/16/20	305,316	304,202	1,114
		Euro	Buy	9/16/20	234,754	234,162	592
		Hong Kong Dollar	Sell	8/19/20	1,059,673	1,058,611	(1,062)
		Japanese Yen	Sell	8/19/20	362,091	364,079	1,988
		New Taiwan Dollar	Buy	8/19/20	40,424	44,789	(4,365)
		New Zealand Dollar	Buy	7/15/20	525,948	488,572	37,376
		Norwegian Krone	Sell	9/16/20	234,553	234,102	(451)
		Swedish Krona	Buy	9/16/20	465,950	465,982	(32)
	Barclays Bank PLC
		British Pound	Sell	9/16/20	108,965	110,712	1,747
		Canadian Dollar	Sell	7/15/20	531,841	515,438	(16,403)
		Euro	Sell	9/16/20	3,906,415	3,898,297	(8,118)
		Indonesian Rupiah	Buy	8/19/20	920,416	866,666	53,750
		Indonesian Rupiah	Sell	8/19/20	916,851	922,106	5,255
		Japanese Yen	Buy	8/19/20	1,366,299	1,374,155	(7,856)
		New Zealand Dollar	Buy	7/15/20	817,897	759,869	58,028
		Norwegian Krone	Buy	9/16/20	1,869,661	1,931,509	(61,848)
		Polish Zloty	Sell	9/16/20	22,274	20,754	(1,520)
		Swedish Krona	Sell	9/16/20	1,471,322	1,465,730	(5,592)
		Swiss Franc	Sell	9/16/20	1,587	1,565	(22)
	Citibank, N.A.
		British Pound	Sell	9/16/20	1,502,454	1,504,289	1,835
		Canadian Dollar	Sell	7/15/20	87,363	84,627	(2,736)
		Euro	Buy	9/16/20	581,258	579,924	1,334
		Hong Kong Dollar	Sell	8/19/20	251,948	251,315	(633)
		Japanese Yen	Buy	8/19/20	1,102,711	1,110,152	(7,441)
		New Zealand Dollar	Sell	7/15/20	780,532	724,914	(55,618)
		Norwegian Krone	Sell	9/16/20	234,553	234,203	(350)
		Swedish Krona	Sell	9/16/20	398,589	396,910	(1,679)
		Swiss Franc	Buy	9/16/20	899,692	897,297	2,395
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	493,321	438,208	55,113
		Australian Dollar	Sell	7/15/20	500,913	435,127	(65,786)
		British Pound	Sell	9/16/20	222,021	225,569	3,548
		Canadian Dollar	Sell	7/15/20	1,100,734	1,079,927	(20,807)
		Euro	Sell	9/16/20	1,233,078	1,229,868	(3,210)
		New Zealand Dollar	Sell	7/15/20	9,357	7,951	(1,406)
	Goldman Sachs International
		Australian Dollar	Sell	7/15/20	184,961	186,728	1,767
		British Pound	Buy	9/16/20	690,980	701,973	(10,993)
		Canadian Dollar	Buy	7/15/20	2,371,848	2,299,354	72,494
		Euro	Sell	9/16/20	720,693	718,650	(2,043)
		Japanese Yen	Buy	8/19/20	186,113	184,890	1,223
		New Zealand Dollar	Sell	7/15/20	795,117	743,589	(51,528)
		Norwegian Krone	Buy	9/16/20	246,463	251,864	(5,401)
		Russian Ruble	Buy	9/16/20	900,894	875,113	25,781
		Russian Ruble	Sell	9/16/20	895,053	898,501	3,448
		Swedish Krona	Buy	9/16/20	1,484,126	1,482,351	1,775
		Swiss Franc	Buy	9/16/20	903,077	901,714	1,363
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	1,446,353	1,341,267	105,086
		British Pound	Buy	9/16/20	96,941	98,481	(1,540)
		Canadian Dollar	Buy	7/15/20	32,559	40,005	(7,446)
		Euro	Buy	9/16/20	240,719	241,554	(835)
		Hong Kong Dollar	Sell	8/19/20	1,944,484	1,942,356	(2,128)
		Indian Rupee	Sell	8/19/20	17,447	21,514	4,067
		Japanese Yen	Buy	8/19/20	919,626	925,515	(5,889)
		New Zealand Dollar	Sell	7/15/20	151,202	133,528	(17,674)
		Norwegian Krone	Sell	9/16/20	469,096	468,451	(645)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	7/15/20	379,446	350,705	(28,741)
		British Pound	Sell	9/16/20	141,939	131,795	(10,144)
		Canadian Dollar	Sell	7/15/20	1,811,426	1,787,250	(24,176)
		Euro	Buy	9/16/20	6,305,385	6,285,301	20,084
		Japanese Yen	Buy	8/19/20	758,556	760,188	(1,632)
		New Zealand Dollar	Buy	7/15/20	12,197	11,334	863
		Norwegian Krone	Sell	9/16/20	89,155	91,789	2,634
		Singapore Dollar	Buy	8/19/20	23,395	56,603	(33,208)
		Swedish Krona	Buy	9/16/20	45,028	45,816	(788)
		Swiss Franc	Buy	9/16/20	1,789,862	1,786,269	3,593
	NatWest Markets PLC
		British Pound	Buy	9/16/20	218,054	221,560	(3,506)
		Canadian Dollar	Buy	7/15/20	152,996	145,446	7,550
		Euro	Sell	9/16/20	2,057,530	2,052,421	(5,109)
		New Zealand Dollar	Buy	7/15/20	128,809	119,677	9,132
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	302,149	326,403	(24,254)
		British Pound	Sell	9/16/20	3,027,718	3,051,969	24,251
		Canadian Dollar	Sell	7/15/20	6,180,475	6,025,019	(155,456)
		Euro	Sell	9/16/20	10,534,896	10,508,203	(26,693)
		Hong Kong Dollar	Sell	8/19/20	4,148,682	4,144,453	(4,229)
		Japanese Yen	Buy	8/19/20	150,354	152,491	(2,137)
		New Zealand Dollar	Buy	7/15/20	414,305	296,529	117,776
		Norwegian Krone	Sell	9/16/20	709,885	708,648	(1,237)
		Swedish Krona	Sell	9/16/20	342,529	338,918	(3,611)
		Swiss Franc	Buy	9/16/20	1,808,163	1,804,348	3,815
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	722,245	667,081	55,164
		British Pound	Buy	9/16/20	116,527	118,378	(1,851)
		Canadian Dollar	Sell	7/15/20	1,743,068	1,720,598	(22,470)
		Euro	Sell	9/16/20	1,729,144	1,727,145	(1,999)
		Hong Kong Dollar	Sell	8/19/20	234,921	234,684	(237)
		New Zealand Dollar	Buy	7/15/20	232,966	216,463	16,503
		Swiss Franc	Buy	9/16/20	1,799,595	1,795,904	3,691
	UBS AG
		Australian Dollar	Sell	7/15/20	1,491,767	1,360,622	(131,145)
		British Pound	Sell	9/16/20	862,052	876,058	14,006
		Canadian Dollar	Buy	7/15/20	115,797	122,163	(6,366)
		Euro	Sell	9/16/20	477,723	476,750	(973)
		Hong Kong Dollar	Sell	8/19/20	718,927	718,203	(724)
		Japanese Yen	Buy	8/19/20	1,632,136	1,643,642	(11,506)
		New Zealand Dollar	Buy	7/15/20	2,450,658	2,334,602	116,056
		Norwegian Krone	Sell	9/16/20	938,317	928,409	(9,908)
		Swedish Krona	Buy	9/16/20	946,916	942,686	4,230
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	673,867	593,002	80,865
		British Pound	Sell	9/16/20	737,591	748,973	11,382
		Canadian Dollar	Sell	7/15/20	881,220	872,389	(8,831)
		Euro	Sell	9/16/20	788,440	785,539	(2,901)
		Japanese Yen	Sell	8/19/20	294,405	295,841	1,436
		New Zealand Dollar	Buy	7/15/20	297,757	274,721	23,036

	Unrealized appreciation						985,053

	Unrealized (depreciation)						(956,813)

	Total						$28,240
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Short)	32	$6,346,247	$6,346,245	Sep-20	$(102,247)
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,308,938	1,308,938	Sep-20	11,916
U.S. Treasury Note 2 yr (Short)	855	188,808,048	188,808,048	Sep-20	(26,916)
U.S. Treasury Note 5 yr (Short)	78	9,807,891	9,807,891	Sep-20	(21,496)

Unrealized appreciation					11,916

Unrealized (depreciation)					(150,659)

Total					$(138,743)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $7,376,888) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.353)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.353		$89,742,200	$290,765
(0.4525)/3 month USD-LIBOR-BBA/Jul-25	Jul-20/0.4525		74,756,000	470,215
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	3,755
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	168,179
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	417,978
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	820,080
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		22,032,800	6,610
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	69,587
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	353,927
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$4,270,500	2,050
0.81/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.81		5,416,200	6,608
0.74/3 month USD-LIBOR-BBA/Jul-30	Jul-20/0.74		5,416,200	13,161
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		4,270,500	45,566
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		7,158,300	53,186
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	66,619
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$2,639,000	83,313
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	83,762
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	84,242
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	94,855
0.794/3 month USD-LIBOR-BBA/Jul-50	Jul-20/0.794		2,974,000	140,224
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		29,451,700	178,477
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		14,550,100	374,374
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	838,539
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$9,442,600	94
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	17,218
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	17,688
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	57,439
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	309,766
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	315,132
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	315,368
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	1,227,420
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,150,300	1,449,957
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	1,463,881
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		241,000	41,228
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		7,756,000	58,092
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		482,100	62,914
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	132,058
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	501,652

Total				$10,635,979

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $776,135) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$7,448,861	EUR	6,630,050	$7,821
EUR/USD (Call)	Nov-20/1.20	7,451,838	EUR	6,632,700	22,288
USD/JPY (Put)	Nov-20/JPY 100.00	5,375,725		$5,375,725	22,879
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	7,448,861	EUR	6,630,050	7,821
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	11,439,477	EUR	10,182,000	24,721
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	7,451,838	EUR	6,632,700	22,288
USD/JPY (Put)	Nov-20/JPY 100.00	5,375,725		$5,375,725	22,879
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Aug-20/$102.09	7,000,000		7,000,000	45,920
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/104.03	74,000,000		74,000,000	258,261
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.56	34,000,000		34,000,000	79,390
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.04	15,000,000		15,000,000	24,960
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/102.47	15,000,000		15,000,000	17,820
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jul-20/103.31	16,000,000		16,000,000	16
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jul-20/105.00	18,000,000		18,000,000	62,676
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.81	30,000,000		30,000,000	23,730
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.88	27,000,000		27,000,000	23,112
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-20/104.84	18,000,000		18,000,000	14,814
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	5,499,645	EUR	4,895,100	7,672

Total					$689,068

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	$750,707
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	647,273
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	313,980
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$4,191,700	(300,126)	59,271
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	52,739
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	35,351
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	(9,424)	2,018
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30		$18,054,200	(88,466)	(1,083)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	(9,424)	(5,942)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,596,200	(36,113)	(9,577)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(18,857)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	(23,695)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(27,959)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(78,743)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(103,380)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,596,200	(750,495)	(145,765)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		25,327,500	(233,646)	(230,987)
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00		18,054,200	48,746	1,264
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60		18,054,200	45,136	(2,347)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	118,979
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(57,361)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$934,000	(120,253)	247,575
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	5,630
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		1,122,800	(20,547)	(1,796)
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		1,122,800	(20,547)	(4,390)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	(7,183)
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		5,788,400	(45,873)	(7,699)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		5,788,400	(45,873)	(29,463)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(99,228)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	146,976
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(177,293)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(126,794)	237,700
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	158,962
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		11,576,800	(30,389)	(4,168)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		11,576,800	(30,389)	(22,922)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,771,900	(53,278)	(52,882)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(71,771)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(206,714)	(102,707)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,493,100	263,750	37,361
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,493,100	263,750	(59,966)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$11,760,300	(1,670,315)	1,887,293
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	1,381,351
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	387,199
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	331,522
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	263,995
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	150,632
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	11,920
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(2,585)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(10,540)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(11,911)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$11,760,300	(14,348)	(14,348)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(83,602)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,589,500	(183,587)	(96,912)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(112,029)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(122,710)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	(496,789)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		11,760,300	129,010	89,849
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	11,825
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	3,546
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	2,037
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		11,760,300	1,176	1,176
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(7,998)
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	(8,728)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(17,893)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		11,760,300	453,712	(514,513)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		11,760,300	1,334,794	(1,305,979)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	599,768
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		18,278,700	(100,716)	397,745
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	233,154
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(1,160,277)	56,652
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(9,745)	(9,511)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		18,278,700	(100,716)	(100,716)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(117,338)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(124,999)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	339,735
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	118,190,600	6,882	4,105
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	118,190,600	6,882	(2,507)
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$8,236,000	433,625	(777,478)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		3,902,100	(107,035)	233,072
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	94,498
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	9,891
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	5,740
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	4,941
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	2,471
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$9,287,700	(62,646)	279
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	(7,059)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	(7,430)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	(8,637)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(18,778)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	(19,950)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	(59,307)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$3,902,100	(285,341)	(175,712)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	246,318	236,319
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	2,378,300	167,582	60,495
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	8,761
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$2,229,000	59,236	802
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(1,215)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$2,229,000	59,236	(1,672)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	2,378,300	167,582	(133,147)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$8,291,900	66,286	(297,182)

Unrealized appreciation					9,626,559

Unrealized (depreciation)					(6,016,339)

Total					$3,610,220

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $66,324,258) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/50	$1,000,000	7/21/20	$1,055,234
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	15,000,000	7/14/20	15,798,633
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	43,000,000	7/14/20	44,834,217
Uniform Mortgage-Backed Securities, 2.00%, 7/1/50	5,000,000	7/14/20	5,116,797

Total			$66,804,881

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,976,000	$1,235,929		$(67)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,243,698
		9,408,200	2,183,540		(207,693)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	1,996,035
		1,011,100	46,847	(E)	(6)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	46,842
		2,617,100	118,929	(E)	(15)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(118,943)
		1,693,500	305,684		(22)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(322,095)
		5,478,300	379,498	(E)	(1,109)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	378,390
		1,893,900	87,655	(E)	(324)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	87,332
		527,084	110,316		(7)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	114,949
		1,418,100	275,986		(20)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(286,765)
		1,105,300	512,339	(E)	(38)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(512,376)
		3,412,200	140,013	(E)	(19)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	139,994
		5,008,800	206,568	(E)	(28)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	206,540
		1,338,000	642,985	(E)	(46)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(643,031)
		902,800	117,053	(E)	(20)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	117,032
		3,186,100	475,701	(E)	(45)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(475,746)
		2,087,500	142,418	(E)	(23)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	142,394
		174,600	63,371	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,377)
		3,880,300	546,723		(55)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(548,481)
		1,011,300	133,013	(E)	(14)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(133,028)
		831,700	288,580	(E)	(28)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(288,608)
		6,347,600	187,337	(E)	(35)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(187,372)
		911,300	121,613	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,626)
		3,107,800	1,092,522	(E)	(106)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,092,628)
		1,368,300	350,898	(E)	(47)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(350,944)
		5,436,500	264,170		(51)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(285,880)
		5,436,500	262,741		(51)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(284,353)
		1,417,500	250,318	(E)	(48)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(250,366)
		2,266,500	136,017		29,330	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(116,681)
		1,187,700	126,514		2,652	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	134,913
		1,131,600	134,614	(E)	(16)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	134,598
		7,072,300	722,577		(15,181)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	747,279
		174,200	47,081	(E)	(6)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,087)
		2,861,000	311,692		(953)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(328,764)
		5,267,900	565,040		(70)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(596,637)
		4,139,100	442,983		(55)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(467,766)
		9,407,000	953,240		(15,176)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	991,911
		75,001,990	6,297,917		(3,414,944)	3/18/27	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	3,144,755
		83,000	21,208	(E)	(3)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	21,205
		5,186,500	423,716		(35,207)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(484,771)
		582,800	48,365	(E)	(20)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,385)
		970,000	39,202	(E)	(14)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	39,188
		35,681,600	157,641	(E)	(135)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(157,776)
		77,168,200	265,922	(E)	(291)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(266,213)
		3,705,700	123,863	(E)	(126)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	123,737
		313,000	10,781	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,792)
		697,700	16,470	(E)	(24)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,446
		762,900	50,202	(E)	(26)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,176
		1,138,200	26,755	(E)	(16)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	26,738
		62,693,000	220,052		74,526	6/17/22	0.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(147,989)
		80,530,000	1,310,706		722,876	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(598,823)
		12,697,000	61,834		(95,591)	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(154,458)
		27,369,000	583,890		(381,537)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	208,218
		475,000	121	(E)	(6)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(127)
		2,843,000	72,818		48,859	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,768)
		7,050,000	65,981		70,407	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,642
		268,600	1,687	(E)	(4)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(1,691)
		7,045,000	34,584		(93)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,149)
		3,051,700	17,901		(40)	4/22/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	15,392
		2,367,000	8,299		(31)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.66726% — Semiannually	6,645
		2,367,000	7,548		(31)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.664% — Semiannually	5,881
		3,299,000	15,004		(44)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,853)
		3,299,000	14,423		(44)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,261)
		1,504,600	1,211	(E)	(21)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,190
		26,505,000	64,831		(100)	4/28/22	0.383% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,895)
		6,043,100	229,952		(16,173)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	215,061
		4,766,000	4,861		(63)	5/1/30	0.6205% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,414
		29,697,000	43,773		(112)	5/4/22	0.3175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,206)
		4,855,000	18,944		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.399% — Semiannually	18,517
		4,855,000	19,415		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.401% — Semiannually	19,001
		4,855,000	20,007		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4035% — Semiannually	19,610
		4,855,000	19,561		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.4016% — Semiannually	19,151
		4,855,000	19,134		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.3998% — Semiannually	18,711
		4,855,000	18,323		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39637% — Semiannually	17,877
		4,855,000	18,090		(39)	5/11/25	3 month USD-LIBOR-BBA — Quarterly	0.39537% — Semiannually	17,638
		5,345,000	20,557		(71)	5/12/30	0.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,413
		4,592,000	94,632		(157)	5/12/50	0.84292% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	91,979
		3,107,000	12,956		(41)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,972)
		14,031,000	16,753		(114)	5/14/25	3 month USD-LIBOR-BBA — Quarterly	0.34312% — Semiannually	14,993
		2,417,000	3,613		(32)	5/15/30	0.615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,920
		2,417,000	2,552		(32)	5/15/30	0.6195% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,845
		89,742,200	85,794	(E)	(847)	8/17/25	3 month USD-LIBOR-BBA — Quarterly	0.353% — Semiannually	84,946
		33,833,000	19,319		(128)	5/18/22	3 month USD-LIBOR-BBA — Quarterly	0.2595% — Semiannually	13,732
		4,822,300	5,092		24	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,820
		42,986,700	138,976		(6,861)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(145,909)
		12,180,500	39,903		(99)	5/21/25	0.38588% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,034)
		7,865,000	14,503		(104)	5/26/30	3 month USD-LIBOR-BBA — Quarterly	0.6505% — Semiannually	16,545
		9,440,400	16,946		1,814	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,704)
		5,708,000	26,314		(76)	6/1/30	0.6795% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,957)
		6,249,200	30,159	(E)	(59)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	30,100
		18,325,000	133,149		(148)	6/9/25	0.468% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(135,035)
		6,434,000	56,722		(20,916)	6/15/25	3 month USD-LIBOR-BBA — Quarterly	0.50% — Semiannually	36,340
		1,218,000	94,218		41,794	6/15/50	1.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,904)
		6,052,000	156,813		(80)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(158,964)
		10,000	245	(E)	247	9/16/30	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2
		9,647,000	62,349		(78)	6/11/25	3 month USD-LIBOR-BBA — Quarterly	0.452% — Semiannually	63,007
		2,266,100	23,642	(E)	(32)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,674)
		2,971,000	9,896		(39)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.6675% — Semiannually	10,325
		2,971,000	10,140		(39)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.66833% — Semiannually	10,569
		2,971,000	10,191		(39)	6/15/30	3 month USD-LIBOR-BBA — Quarterly	0.6685% — Semiannually	10,620
		2,407,000	12,887		(32)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6882% — Semiannually	13,224
		1,204,000	7,548		(16)	6/16/30	3 month USD-LIBOR-BBA — Quarterly	0.6975% — Semiannually	7,721
		5,907,000	69,726		(78)	6/18/30	0.7535% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(70,755)
		298,100	3,174	(E)	(6)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	3,168
		6,707,000	23,085		(89)	6/22/30	0.6693% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,783)
		238,500	1,342	(E)	(5)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	1,337
		1,421,600	3,476	(E)	(13)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,489)
		245,900	1,127	(E)	(5)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	1,122
		24,613,900	33,992		(199)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	33,823
		24,677,600	17,521		(200)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	17,321
	AUD	11,541,000	68,200		(30)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(76,780)
	AUD	2,393,000	75,352		(22)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	78,273
	AUD	11,572,000	69,437		(30)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(78,172)
	AUD	2,393,000	78,376		(22)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	81,352
	AUD	79,300	1,461	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,462)
	AUD	266,900	960	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(962)
	AUD	99,100	102	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	101
	AUD	155,200	471	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	470
	AUD	579,100	11,518	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,511
	AUD	10,401,000	52,074	(E)	(76)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	51,999
	AUD	9,204,000	33,912		(51)	6/5/25	6 month AUD-BBR-BBSW — Semiannually	0.525% — Semiannually	35,242
	AUD	4,780,000	37,315	(E)	(25,361)	9/16/30	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	11,955
	CAD	21,605,000	190,492		(61)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	197,840
	CAD	7,222,500	205,647		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	210,070
	CAD	7,222,500	203,870		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	208,174
	CAD	10,617,000	137,553		(30)	2/24/22	3 month CAD-BA-CDOR — Semiannually	1.621% — Semiannually	139,647
	CAD	2,237,000	92,296		(22)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(92,672)
	CAD	2,075,000	93,158		(51)	3/11/50	3 month CAD-BA-CDOR — Semiannually	1.134% — Semiannually	(91,847)
	CAD	4,108,000	32,114	(E)	(38,798)	9/16/30	3 month CAD-BA-CDOR — Semiannually	1.150% — Semiannually	(6,683)
	CAD	2,237,000	9,570		(22)	6/10/30	1.0775% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(9,763)
	CHF	3,196,000	38,287		(26)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(54,871)
	CHF	1,553,000	12,962		(13)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(18,807)
	CHF	1,062,000	10,205	(E)	(655)	9/16/30	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(10,860)
	CZK	96,784,000	451,135		(56)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(452,528)
	CZK	92,437,000	127,594		(32)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	139,592
	CZK	99,022,000	9,463		(32)	5/6/25	6 month CZK-PRIBOR — Semiannually	0.555% — Annually	7,562
	EUR	512,400	257,445	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(257,465)
	EUR	696,900	314,882		(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	319,664
	EUR	770,000	326,000		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(330,419)
	EUR	778,400	315,000		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(319,327)
	EUR	898,100	333,565		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(337,319)
	EUR	802,800	364,277	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	364,247
	EUR	929,000	324,131		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(329,440)
	EUR	741,300	257,861	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(257,889)
	EUR	676,400	202,106		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(205,570)
	EUR	395,500	104,270		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(106,103)
	EUR	1,468,500	225,151	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(225,207)
	EUR	906,000	50,695	(E)	(34)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	50,661
	EUR	1,215,200	86,314		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(89,247)
	EUR	4,794,000	8,542		(42)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	21,721
	EUR	4,960,100	962,256		(187)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	981,100
	EUR	5,613,000	130,217	(E)	(70)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	130,147
	EUR	574,000	17,846	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(17,867)
	EUR	260,400	24,349	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	24,339
	EUR	5,746,000	46,681	(E)	(70)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(46,750)
	EUR	1,696,600	6,931	(E)	(36)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(6,967)
	EUR	2,806,000	24,820	(E)	(44)	6/3/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.024% — Annually	24,776
	EUR	948,000	21,658	(E)	(36)	6/3/52	0.10% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(21,694)
	EUR	779,000	12,693	(E)	(12)	8/15/29	0.05644% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	12,681
	EUR	7,334,000	102,783	(E)	52,511	9/16/30	—	0.05% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(50,271)
	EUR	1,558,000	19,955	(E)	(23)	8/15/29	0.09037% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	19,931
	EUR	1,548,000	12,693	(E)	(23)	8/15/29	0.13523% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	12,669
	EUR	833,300	374	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(392)
	EUR	1,561,000	27,692	(E)	(23)	8/15/29	0.04236% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	27,669
	GBP	6,527,000	107,234	(E)	(47)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	107,186
	GBP	6,590,000	102,928	(E)	(60)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(102,988)
	GBP	12,297,000	183,974	(E)	(89)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	183,885
	GBP	12,486,000	182,207	(E)	(113)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(182,320)
	GBP	1,197,000	13,119	(E)	(4,965)	9/16/30	0.20% — Annually	Sterling Overnight Index Average — Annually	(18,083)
	JPY	49,618,300	39,509	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(39,524)
	JPY	63,267,700	14,126	(E)	(19)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	14,107
	NOK	60,138,000	282,157		(57)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(332,454)
	NOK	31,542,000	271,834		(49)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	301,009
	NOK	20,650,000	17,015	(E)	13,487	9/16/30	1.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(3,529)
	NOK	30,901,000	5,544		(26)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(5,486)
	NZD	3,167,000	12,342		(16)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA — Quarterly	12,468
	NZD	1,599,000	13,104		(13)	5/15/30	3 month NZD-BBR-FRA — Quarterly	0.595% — Semiannually	(12,695)
	NZD	1,564,000	3,171		(13)	6/5/30	3 month NZD-BBR-FRA — Quarterly	0.76125% — Semiannually	3,486
	NZD	3,081,000	1,698		(16)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,792)
	NZD	2,183,000	19,650	(E)	2,689	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(16,960)
	SEK	15,483,000	741		(21)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(2,028)
	SEK	76,985,000	8,245		(30)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	8,636
	SEK	24,444,000	50,212	(E)	23,467	9/16/30	0.50% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(26,742)

	Total				$(3,204,405)				$286,316
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Term- ination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$404,418	$402,786	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$(884)
68,144	67,870	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(149)
45,396	45,213	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(99)
307,972	306,618	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(721)
4,916,084	4,903,838	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,235)
601,062	599,561	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(151)
78,761	78,562	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(20)
184,319	184,811	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(973)
3,181,300	3,196,805	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(24,153)
14,314	14,149	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(29)
26,168	26,250	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	447
81,863	83,002	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,313)
164,090	166,372	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,637)
99,280	98,451	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(717)
38,480	37,970	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	25
29,380	28,991	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	19
23,177	22,870	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	15
34,007	33,985	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	419
63,718	63,303	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	407
9,140	9,080	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	58
4,253	4,225	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	27
Citibank, N.A.
654,622	652,992	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(164)
305,447	304,686	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(77)
61,142	60,989	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(15)
Credit Suisse International
261,849	261,197	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(66)
67,374	66,481	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	43
50,537	49,957	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	101
45,102	44,471	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	43
30,910	30,556	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	62
19,021	18,781	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	16
16,904	16,710	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	34
180,452	178,981	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,350
46,642	46,262	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	349
22,219	22,528	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	628
22,219	22,528	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(628)
61,916	61,399	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(447)
68,635	68,062	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(496)
64,749	63,891	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	41
Deutsche Bank AG
215,264	216,313	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,634)
Goldman Sachs International
9,633	9,680	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(73)
25,670	25,795	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(195)
55,565	55,836	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(422)
104,403	104,912	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(793)
125,257	125,867	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(951)
147,913	148,634	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,123)
202,617	203,604	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,538)
92,876	91,292	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	358
135,857	134,141	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	115
107,351	105,996	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	91
49,663	49,036	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	42
63,006	62,283	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(126)
244,851	242,855	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,832
151,553	152,026	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,589
132,018	132,430	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,255
64,959	65,162	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,110
64,959	65,162	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,110
46,287	45,910	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	346
39,390	38,853	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17
244,072	247,465	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,897)
58,061	57,538	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	355
98,655	97,831	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(712)
46,941	46,911	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	579
45,394	45,365	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	560
22,697	22,682	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	280
21,592	21,578	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	266
2,533	2,531	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	31
21,024	20,887	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	134
1,579	1,568	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	10
JPMorgan Chase Bank N.A.
192,319	194,993	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,434
168,474	170,817	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,761
109,985	111,514	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,108
19,247	19,514	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	544
98,655	97,831	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(712)
JPMorgan Securities LLC
145,384	143,456	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(93)
21,031	20,790	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(42)
311,892	307,953	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(264)
134,538	133,289	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	613
439,658	441,031	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,508)

Upfront premium received		—	Unrealized appreciation			30,624

Upfront premium (paid)		—	Unrealized (depreciation)			(61,057)

	Total	$—			Total	$(30,433)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	1,979,000	$374,880	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$374,880
EUR	3,497,000	153,120	(125)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	152,995
EUR	7,000,000	127,900	(129)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	127,771
EUR	7,000,000	121,436	(129)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	121,307
EUR	1,979,000	149,891	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(149,891)
EUR	3,497,000	284,749	(165)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(284,914)
EUR	6,434,000	351,411	(75)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(351,486)
EUR	6,434,000	352,879	(75)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(352,954)
EUR	6,434,000	353,363	(76)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(353,439)
EUR	6,434,000	353,847	(76)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(353,923)
EUR	7,000,000	355,963	(248)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(356,211)
EUR	7,000,000	365,448	(248)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(365,696)
GBP	4,004,000	369,606	(86)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	369,521
GBP	4,484,000	193,564	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	193,458
GBP	3,123,000	167,268	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	167,196
GBP	4,253,000	164,373	(56)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	164,318
GBP	2,402,000	112,243	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	112,186
GBP	2,127,000	81,602	(28)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	81,575
GBP	2,127,000	77,096	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	77,096
GBP	1,121,000	57,239	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	57,213
GBP	1,204,000	491,449	(63)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(491,513)
	$12,337,000	212,801	(125)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	212,676
	3,084,000	109,041	(31)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	109,010
	3,813,000	52,238	(39)	4/30/25	(0.835%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	52,200
	3,813,000	48,875	(39)	5/1/25	(0.8525%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	48,837
	3,066,000	16,682	(31)	6/15/25	(1.2125%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	16,651
	429,000	9,753	—	6/9/50	1.77% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	9,753
	3,096,000	6,053	—	6/9/25	(1.24%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	6,053
	404,000	5,237	(17)	6/15/50	1.6875% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,254)
	10,132,500	22,109	(170)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(22,279)
	3,813,000	39,834	(64)	5/1/30	1.3475% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(39,898)
	3,813,000	40,757	(64)	4/30/30	1.345% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(40,821)
	3,060,000	83,636	(31)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(83,667)
	3,060,000	95,634	(31)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(95,665)
	3,084,000	161,651	(52)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(161,703)
	6,119,000	169,955	(62)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(170,017)
	12,337,000	368,519	(207)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(368,729)

Total			$(2,802)				$(1,593,364)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$4,375	$64,000	$20,026	5/11/63	300 bp — Monthly	$(15,619)
	CMBX NA BBB-.6 Index	BB+/P	8,497	141,000	44,119	5/11/63	300 bp — Monthly	(35,551)
	CMBX NA BBB-.6 Index	BB+/P	17,409	282,000	88,238	5/11/63	300 bp — Monthly	(70,688)
	CMBX NA BBB-.6 Index	BB+/P	16,587	291,000	91,054	5/11/63	300 bp — Monthly	(74,321)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	980	7,000	897	5/11/63	200 bp — Monthly	85
	CMBX NA A.6 Index	A/P	27,638	165,000	21,153	5/11/63	200 bp — Monthly	6,540
	CMBX NA A.6 Index	A/P	26,553	172,000	22,050	5/11/63	200 bp — Monthly	4,559
	CMBX NA A.6 Index	A/P	41,919	237,000	30,383	5/11/63	200 bp — Monthly	11,615
	CMBX NA A.6 Index	A/P	34,965	252,000	32,306	5/11/63	200 bp — Monthly	2,743
	CMBX NA A.6 Index	A/P	39,023	258,000	33,076	5/11/63	200 bp — Monthly	6,033
	CMBX NA A.6 Index	A/P	137,156	825,000	105,765	5/11/63	200 bp — Monthly	31,666
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	47,168	11/18/54	500 bp — Monthly	30,917
	CMBX NA BB.6 Index	BB-/P	139,721	974,000	491,480	5/11/63	500 bp — Monthly	(350,947)
	CMBX NA BB.7 Index	BB-/P	64,660	1,267,000	543,290	1/17/47	500 bp — Monthly	(477,574)
	CMBX NA BBB-.6 Index	BB+/P	1,199	15,000	4,694	5/11/63	300 bp — Monthly	(3,487)
	CMBX NA BBB-.6 Index	BB+/P	17,107	260,000	81,354	5/11/63	300 bp — Monthly	(64,117)
	CMBX NA BBB-.6 Index	BB+/P	21,761	330,000	103,257	5/11/63	300 bp — Monthly	(81,331)
	CMBX NA BBB-.6 Index	BB+/P	23,964	352,000	110,141	5/11/63	300 bp — Monthly	(86,001)
	CMBX NA BBB-.6 Index	BB+/P	362,524	5,693,000	1,781,340	5/11/63	300 bp — Monthly	(1,415,969)
	Credit Suisse International
	CMBX NA BB.7 Index	BB-/P	30,497	228,000	97,766	1/17/47	500 bp — Monthly	(67,079)
	CMBX NA BBB-.6 Index	BB+/P	52,816	478,000	149,566	5/11/63	300 bp — Monthly	(96,512)
	CMBX NA BBB-.6 Index	BB+/P	129,498	1,172,000	366,719	5/11/63	300 bp — Monthly	(236,635)
	CMBX NA BBB-.6 Index	BB+/P	1,151,228	12,252,000	3,833,651	5/11/63	300 bp — Monthly	(2,676,297)
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	166,998	1/17/47	300 bp — Monthly	(115,382)
	CMBX NA BBB-.7 Index	BBB-/P	121,146	1,639,000	350,910	1/17/47	300 bp — Monthly	(228,944)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	734	5,000	641	5/11/63	200 bp — Monthly	95
	CMBX NA A.6 Index	A/P	1,595	11,000	1,410	5/11/63	200 bp — Monthly	188
	CMBX NA A.6 Index	A/P	32,775	276,000	35,383	5/11/63	200 bp — Monthly	(2,516)
	CMBX NA BB.6 Index	BB-/P	5,506	46,000	23,212	5/11/63	500 bp — Monthly	(17,668)
	CMBX NA BB.6 Index	BB-/P	17,531	150,000	75,690	5/11/63	500 bp — Monthly	(58,034)
	CMBX NA BB.6 Index	BB-/P	34,572	299,000	150,875	5/11/63	500 bp — Monthly	(116,054)
	CMBX NA BBB-.6 Index	BB+/P	682	9,000	2,816	5/11/63	300 bp — Monthly	(2,129)
	CMBX NA BBB-.6 Index	BB+/P	806	11,000	3,442	5/11/63	300 bp — Monthly	(2,630)
	CMBX NA BBB-.6 Index	BB+/P	811	11,000	3,442	5/11/63	300 bp — Monthly	(2,626)
	CMBX NA BBB-.6 Index	BB+/P	1,042	13,000	4,068	5/11/63	300 bp — Monthly	(3,019)
	CMBX NA BBB-.6 Index	BB+/P	1,771	26,000	8,135	5/11/63	300 bp — Monthly	(6,351)
	CMBX NA BBB-.6 Index	BB+/P	2,354	28,000	8,761	5/11/63	300 bp — Monthly	(6,394)
	CMBX NA BBB-.6 Index	BB+/P	2,430	32,000	10,013	5/11/63	300 bp — Monthly	(7,567)
	CMBX NA BBB-.6 Index	BB+/P	3,086	39,000	12,203	5/11/63	300 bp — Monthly	(9,098)
	CMBX NA BBB-.6 Index	BB+/P	4,415	44,000	13,768	5/11/63	300 bp — Monthly	(9,331)
	CMBX NA BBB-.6 Index	BB+/P	6,450	46,000	14,393	5/11/63	300 bp — Monthly	(7,921)
	CMBX NA BBB-.6 Index	BB+/P	7,985	60,000	18,774	5/11/63	300 bp — Monthly	(10,759)
	CMBX NA BBB-.6 Index	BB+/P	8,034	60,000	18,774	5/11/63	300 bp — Monthly	(10,710)
	CMBX NA BBB-.6 Index	BB+/P	5,664	64,000	20,026	5/11/63	300 bp — Monthly	(14,330)
	CMBX NA BBB-.6 Index	BB+/P	6,945	66,000	20,651	5/11/63	300 bp — Monthly	(13,673)
	CMBX NA BBB-.6 Index	BB+/P	6,758	78,000	24,406	5/11/63	300 bp — Monthly	(17,609)
	CMBX NA BBB-.6 Index	BB+/P	8,625	78,000	24,406	5/11/63	300 bp — Monthly	(15,742)
	CMBX NA BBB-.6 Index	BB+/P	7,858	91,000	28,474	5/11/63	300 bp — Monthly	(20,570)
	CMBX NA BBB-.6 Index	BB+/P	5,285	102,000	31,916	5/11/63	300 bp — Monthly	(26,580)
	CMBX NA BBB-.6 Index	BB+/P	14,022	103,000	32,229	5/11/63	300 bp — Monthly	(18,155)
	CMBX NA BBB-.6 Index	BB+/P	12,871	115,000	35,984	5/11/63	300 bp — Monthly	(23,055)
	CMBX NA BBB-.6 Index	BB+/P	10,295	122,000	38,174	5/11/63	300 bp — Monthly	(27,818)
	CMBX NA BBB-.6 Index	BB+/P	14,645	131,000	40,990	5/11/63	300 bp — Monthly	(26,279)
	CMBX NA BBB-.6 Index	BB+/P	6,818	135,000	42,242	5/11/63	300 bp — Monthly	(35,356)
	CMBX NA BBB-.6 Index	BB+/P	22,777	137,000	42,867	5/11/63	300 bp — Monthly	(20,022)
	CMBX NA BBB-.6 Index	BB+/P	7,018	137,000	42,867	5/11/63	300 bp — Monthly	(35,780)
	CMBX NA BBB-.6 Index	BB+/P	23,502	157,000	49,125	5/11/63	300 bp — Monthly	(25,544)
	CMBX NA BBB-.6 Index	BB+/P	23,233	158,000	49,438	5/11/63	300 bp — Monthly	(26,126)
	CMBX NA BBB-.6 Index	BB+/P	18,496	166,000	51,941	5/11/63	300 bp — Monthly	(33,362)
	CMBX NA BBB-.6 Index	BB+/P	18,286	169,000	52,880	5/11/63	300 bp — Monthly	(34,510)
	CMBX NA BBB-.6 Index	BB+/P	18,357	169,000	52,880	5/11/63	300 bp — Monthly	(34,439)
	CMBX NA BBB-.6 Index	BB+/P	20,534	175,000	54,758	5/11/63	300 bp — Monthly	(34,136)
	CMBX NA BBB-.6 Index	BB+/P	15,274	181,000	56,635	5/11/63	300 bp — Monthly	(41,270)
	CMBX NA BBB-.6 Index	BB+/P	15,166	183,000	57,261	5/11/63	300 bp — Monthly	(42,003)
	CMBX NA BBB-.6 Index	BB+/P	10,015	192,000	60,077	5/11/63	300 bp — Monthly	(49,966)
	CMBX NA BBB-.6 Index	BB+/P	24,103	216,000	67,586	5/11/63	300 bp — Monthly	(43,376)
	CMBX NA BBB-.6 Index	BB+/P	24,103	216,000	67,586	5/11/63	300 bp — Monthly	(43,376)
	CMBX NA BBB-.6 Index	BB+/P	11,095	226,000	70,715	5/11/63	300 bp — Monthly	(59,507)
	CMBX NA BBB-.6 Index	BB+/P	12,285	252,000	78,851	5/11/63	300 bp — Monthly	(66,440)
	CMBX NA BBB-.6 Index	BB+/P	40,089	266,000	83,231	5/11/63	300 bp — Monthly	(43,010)
	CMBX NA BBB-.6 Index	BB+/P	13,442	271,000	84,796	5/11/63	300 bp — Monthly	(71,218)
	CMBX NA BBB-.6 Index	BB+/P	36,039	296,000	92,618	5/11/63	300 bp — Monthly	(56,431)
	CMBX NA BBB-.6 Index	BB+/P	33,021	305,000	95,435	5/11/63	300 bp — Monthly	(62,261)
	CMBX NA BBB-.6 Index	BB+/P	32,527	324,000	101,380	5/11/63	300 bp — Monthly	(68,691)
	CMBX NA BBB-.6 Index	BB+/P	47,211	452,000	141,431	5/11/63	300 bp — Monthly	(93,994)
	CMBX NA BBB-.6 Index	BB+/P	50,821	461,000	144,247	5/11/63	300 bp — Monthly	(93,196)
	CMBX NA BBB-.6 Index	BB+/P	71,741	605,000	189,305	5/11/63	300 bp — Monthly	(117,261)
	CMBX NA BBB-.6 Index	BB+/P	71,494	605,000	189,305	5/11/63	300 bp — Monthly	(117,508)
	CMBX NA BBB-.6 Index	BB+/P	37,011	765,000	239,369	5/11/63	300 bp — Monthly	(201,975)
	CMBX NA BBB-.6 Index	BB+/P	155,865	1,042,000	326,042	5/11/63	300 bp — Monthly	(169,656)
	CMBX NA BBB-.7 Index	BBB-/P	9,270	133,000	28,475	1/17/47	300 bp — Monthly	(19,139)
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	128,460	1/17/47	300 bp — Monthly	(77,049)
	CMBX NA BBB-.7 Index	BBB-/P	61,571	833,000	178,345	1/17/47	300 bp — Monthly	(116,358)
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	222,664	1/17/47	300 bp — Monthly	(131,785)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	10,347	77,000	9,871	5/11/63	200 bp — Monthly	501
	CMBX NA A.6 Index	A/P	14,560	104,000	13,333	5/11/63	200 bp — Monthly	1,262
	CMBX NA BB.10 Index	BB-/P	23,991	299,000	127,852	5/11/63	500 bp — Monthly	(103,612)
	CMBX NA BBB-.6 Index	BB+/P	5,524,457	17,280,000	5,406,912	5/11/63	300 bp — Monthly	126,185
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	24,488	219,000	110,507	5/11/63	500 bp — Monthly	(85,837)
	CMBX NA BBB-.6 Index	BB+/P	718	10,000	3,129	5/11/63	300 bp — Monthly	(2,406)
	CMBX NA BBB-.6 Index	BB+/P	885	12,000	3,755	5/11/63	300 bp — Monthly	(2,864)
	CMBX NA BBB-.6 Index	BB+/P	4,231	58,000	18,148	5/11/63	300 bp — Monthly	(13,889)
	CMBX NA BBB-.6 Index	BB+/P	5,636	64,000	20,026	5/11/63	300 bp — Monthly	(14,358)
	CMBX NA BBB-.6 Index	BB+/P	10,285	160,000	50,064	5/11/63	300 bp — Monthly	(39,699)
	CMBX NA BBB-.6 Index	BB+/P	16,195	179,000	56,009	5/11/63	300 bp — Monthly	(39,725)
	CMBX NA BBB-.6 Index	BB+/P	16,247	213,000	66,648	5/11/63	300 bp — Monthly	(50,295)
	CMBX NA BBB-.6 Index	BB+/P	132,865	1,488,000	465,595	5/11/63	300 bp — Monthly	(331,987)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(31)	4,000	513	5/11/63	200 bp — Monthly	(542)
	CMBX NA A.6 Index	A/P	25,469	163,000	20,897	5/11/63	200 bp — Monthly	4,626
	CMBX NA BB.6 Index	BB-/P	4,741	39,000	19,679	5/11/63	500 bp — Monthly	(14,906)
	CMBX NA BB.6 Index	BB-/P	8,676	48,000	24,221	5/11/63	500 bp — Monthly	(15,505)
	CMBX NA BB.6 Index	BB-/P	48,378	197,000	99,406	5/11/63	500 bp — Monthly	(50,864)
	CMBX NA BB.6 Index	BB-/P	97,086	394,000	198,812	5/11/63	500 bp — Monthly	(101,398)
	CMBX NA BBB-.6 Index	BB+/P	752	9,000	2,816	5/11/63	300 bp — Monthly	(2,060)
	CMBX NA BBB-.6 Index	BB+/P	1,541	21,000	6,571	5/11/63	300 bp — Monthly	(5,019)
	CMBX NA BBB-.6 Index	BB+/P	3,126	39,000	12,203	5/11/63	300 bp — Monthly	(9,057)
	CMBX NA BBB-.6 Index	BB+/P	3,446	46,000	14,393	5/11/63	300 bp — Monthly	(10,924)
	CMBX NA BBB-.6 Index	BB+/P	9,375	142,000	44,432	5/11/63	300 bp — Monthly	(34,986)
	CMBX NA BBB-.6 Index	BB+/P	9,454	144,000	45,058	5/11/63	300 bp — Monthly	(35,531)
	CMBX NA BBB-.6 Index	BB+/P	183,195	531,000	166,150	5/11/63	300 bp — Monthly	17,311
	CMBX NA BBB-.6 Index	BB+/P	562,323	8,488,000	2,655,895	5/11/63	300 bp — Monthly	(2,089,324)

Upfront premium received			10,641,067		Unrealized appreciation			244,326

Upfront premium (paid)			(31)		Unrealized (depreciation)			(11,692,605)

	Total		$10,641,036				Total	$(11,448,279)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$34	$4,000	$513	5/11/63	(200 bp) — Monthly	$546
	CMBX NA BB.10 Index	(14,611)	140,000	59,864	11/17/59	(500 bp) — Monthly	45,137
	CMBX NA BB.10 Index	(12,500)	114,000	48,746	11/17/59	(500 bp) — Monthly	36,151
	CMBX NA BB.11 Index	(54,156)	418,000	142,872	11/18/54	(500 bp) — Monthly	88,368
	CMBX NA BB.11 Index	(10,687)	148,000	50,586	11/18/54	(500 bp) — Monthly	39,776
	CMBX NA BB.11 Index	(13,574)	144,000	49,219	11/18/54	(500 bp) — Monthly	35,525
	CMBX NA BB.11 Index	(3,942)	76,000	25,977	11/18/54	(500 bp) — Monthly	21,971
	CMBX NA BB.11 Index	(3,877)	76,000	25,977	11/18/54	(500 bp) — Monthly	22,037
	CMBX NA BB.11 Index	(5,018)	73,000	24,951	11/18/54	(500 bp) — Monthly	19,872
	CMBX NA BB.12 Index	(3,675)	7,000	2,317	8/17/61	(500 bp) — Monthly	(1,364)
	CMBX NA BB.8 Index	(8,940)	72,000	33,876	10/17/57	(500 bp) — Monthly	24,876
	CMBX NA BB.9 Index	(103,220)	1,000,000	413,000	9/17/58	(500 bp) — Monthly	308,947
	CMBX NA BB.9 Index	(19,033)	295,000	121,835	9/17/58	(500 bp) — Monthly	102,556
	CMBX NA BB.9 Index	(8,581)	133,000	54,929	9/17/58	(500 bp) — Monthly	46,237
	CMBX NA BB.9 Index	(3,140)	80,000	33,040	9/17/58	(500 bp) — Monthly	29,833
	CMBX NA BB.9 Index	(2,755)	76,000	31,388	9/17/58	(500 bp) — Monthly	28,570
	CMBX NA BB.9 Index	(1,854)	46,000	18,998	9/17/58	(500 bp) — Monthly	17,105
	CMBX NA BBB-.10 Index	(47,966)	161,000	32,200	11/17/59	(300 bp) — Monthly	(15,846)
	CMBX NA BBB-.11 Index	(62,094)	194,000	39,654	11/18/54	(300 bp) — Monthly	(22,537)
	CMBX NA BBB-.11 Index	(57,078)	174,000	35,566	11/18/54	(300 bp) — Monthly	(21,600)
	CMBX NA BBB-.11 Index	(52,568)	164,000	33,522	11/18/54	(300 bp) — Monthly	(19,128)
	CMBX NA BBB-.11 Index	(28,427)	87,000	17,783	11/18/54	(300 bp) — Monthly	(10,687)
	CMBX NA BBB-.11 Index	(17,659)	54,000	11,038	11/18/54	(300 bp) — Monthly	(6,649)
	CMBX NA BBB-.12 Index	(173,165)	492,000	99,778	8/17/61	(300 bp) — Monthly	(73,633)
	CMBX NA BBB-.12 Index	(98,239)	294,000	59,623	8/17/61	(300 bp) — Monthly	(38,763)
	CMBX NA BBB-.12 Index	(89,848)	263,000	53,336	8/17/61	(300 bp) — Monthly	(36,643)
	CMBX NA BBB-.12 Index	(67,433)	194,000	39,343	8/17/61	(300 bp) — Monthly	(28,187)
	CMBX NA BBB-.12 Index	(54,779)	164,000	33,259	8/17/61	(300 bp) — Monthly	(21,602)
	CMBX NA BBB-.12 Index	(24,917)	79,000	16,021	8/17/61	(300 bp) — Monthly	(8,935)
	CMBX NA BBB-.9 Index	(37,618)	159,000	30,910	9/17/58	(300 bp) — Monthly	(6,788)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	124,004	11/17/59	(500 bp) — Monthly	85,069
	CMBX NA BB.10 Index	(34,367)	289,000	123,576	11/17/59	(500 bp) — Monthly	88,968
	CMBX NA BB.10 Index	(18,893)	152,000	64,995	11/17/59	(500 bp) — Monthly	45,975
	CMBX NA BB.7 Index	(5,383)	305,000	153,903	5/11/63	(500 bp) — Monthly	148,265
	CMBX NA BB.7 Index	(61,796)	335,000	143,648	1/17/47	(500 bp) — Monthly	81,573
	CMBX NA BB.7 Index	(4,770)	29,000	12,435	1/17/47	(500 bp) — Monthly	7,641
	CMBX NA BB.9 Index	(119,494)	1,192,000	492,296	9/17/58	(500 bp) — Monthly	371,808
	Goldman Sachs International
	CMBX NA BB.6 Index	(12,481)	122,000	61,561	5/11/63	(500 bp) — Monthly	48,979
	CMBX NA BB.7 Index	(32,233)	213,000	91,334	1/17/47	(500 bp) — Monthly	58,924
	CMBX NA BB.12 Index	(19,406)	53,000	17,543	8/17/61	(500 bp) — Monthly	(1,907)
	CMBX NA BB.6 Index	(11,509)	93,000	46,928	5/11/63	(500 bp) — Monthly	35,342
	CMBX NA BB.7 Index	(38,667)	236,000	101,197	1/17/47	(500 bp) — Monthly	62,333
	CMBX NA BB.7 Index	(25,361)	150,000	64,320	1/17/47	(500 bp) — Monthly	38,834
	CMBX NA BB.7 Index	(25,381)	125,000	53,600	1/17/47	(500 bp) — Monthly	28,115
	CMBX NA BB.7 Index	(18,621)	102,000	43,738	1/17/47	(500 bp) — Monthly	25,032
	CMBX NA BB.8 Index	(2,606)	23,000	10,822	10/17/57	(500 bp) — Monthly	8,197
	CMBX NA BB.9 Index	(2,524)	65,000	26,845	9/17/58	(500 bp) — Monthly	24,266
	CMBX NA BB.9 Index	(4,617)	29,000	11,977	9/17/58	(500 bp) — Monthly	7,336
	CMBX NA BB.9 Index	(2,212)	14,000	5,782	9/17/58	(500 bp) — Monthly	3,559
	CMBX NA BB.9 Index	(2,236)	14,000	5,782	9/17/58	(500 bp) — Monthly	3,534
	CMBX NA BBB-.12 Index	(48,631)	144,000	29,203	8/17/61	(300 bp) — Monthly	(19,500)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(326,686)	599,000	204,738	11/18/54	(500 bp) — Monthly	(122,447)
	CMBX NA BB.11 Index	(22,651)	44,000	22,202	5/11/63	(500 bp) — Monthly	(485)
	CMBX NA BB.12 Index	(160,920)	293,000	96,983	8/17/61	(500 bp) — Monthly	(64,182)
	CMBX NA BB.17 Index	(495,531)	1,012,000	433,946	1/17/47	(500 bp) — Monthly	(62,429)
	CMBX NA BB.9 Index	(246,608)	499,000	206,087	9/17/58	(500 bp) — Monthly	(40,937)
	CMBX NA BBB-.10 Index	(29,298)	104,000	20,800	11/17/59	(300 bp) — Monthly	(8,550)
	CMBX NA BBB-.10 Index	(15,790)	53,000	10,600	11/17/59	(300 bp) — Monthly	(5,216)
	CMBX NA BBB-.11 Index	(53,117)	169,000	34,544	11/18/54	(300 bp) — Monthly	(18,658)
	CMBX NA BBB-.11 Index	(54,483)	169,000	34,544	11/18/54	(300 bp) — Monthly	(20,024)
	CMBX NA BBB-.11 Index	(26,401)	84,000	17,170	11/18/54	(300 bp) — Monthly	(9,274)
	CMBX NA BBB-.11 Index	(26,364)	84,000	17,170	11/18/54	(300 bp) — Monthly	(9,237)
	CMBX NA BBB-.12 Index	(33,526)	96,000	19,469	8/17/61	(300 bp) — Monthly	(14,106)
	CMBX NA BBB-.12 Index	(19,245)	58,000	11,762	8/17/61	(300 bp) — Monthly	(7,511)
	CMBX NA BBB-.7 Index	(435,016)	1,853,000	396,727	1/17/47	(300 bp) — Monthly	(39,215)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	119,300	11/17/59	(500 bp) — Monthly	103,193
	CMBX NA BB.11 Index	(130,972)	265,000	90,577	11/18/54	(500 bp) — Monthly	(40,616)
	CMBX NA BB.9 Index	(40,788)	1,047,000	432,411	9/17/58	(500 bp) — Monthly	390,750
	CMBX NA BBB-.7 Index	(32,451)	396,000	84,784	1/17/47	(300 bp) — Monthly	52,134
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	37,468	1/17/47	(300 bp) — Monthly	19,549
	CMBX NA BB.10 Index	(14,683)	140,000	59,864	11/17/59	(500 bp) — Monthly	45,065
	CMBX NA BB.11 Index	(3,049)	32,000	10,938	11/18/54	(500 bp) — Monthly	7,862
	CMBX NA BB.12 Index	(10,868)	152,000	50,312	8/17/61	(500 bp) — Monthly	39,318
	CMBX NA BB.12 Index	(7,605)	144,000	47,664	8/17/61	(500 bp) — Monthly	39,939
	CMBX NA BB.12 Index	(7,667)	105,000	34,755	8/17/61	(500 bp) — Monthly	27,001
	CMBX NA BB.12 Index	(40,800)	68,000	22,508	8/17/61	(500 bp) — Monthly	(18,349)
	CMBX NA BB.12 Index	(3,668)	52,000	17,212	8/17/61	(500 bp) — Monthly	13,500
	CMBX NA BB.12 Index	(2,777)	34,000	11,254	9/17/58	(500 bp) — Monthly	8,449
	CMBX NA BB.7 Index	(39,014)	194,000	83,187	1/17/47	(500 bp) — Monthly	44,011
	CMBX NA BB.7 Index	(33,495)	179,000	76,755	1/17/47	(500 bp) — Monthly	43,111
	CMBX NA BB.7 Index	(17,547)	91,000	39,021	1/17/47	(500 bp) — Monthly	21,398
	CMBX NA BB.7 Index	(6,055)	30,000	12,864	1/17/47	(500 bp) — Monthly	6,784
	CMBX NA BB.9 Index	(9,059)	149,000	61,537	9/17/58	(500 bp) — Monthly	52,354
	CMBX NA BB.9 Index	(9,164)	149,000	61,537	9/17/58	(500 bp) — Monthly	52,248
	CMBX NA BB.9 Index	(5,010)	142,000	58,646	9/17/58	(500 bp) — Monthly	53,518
	CMBX NA BB.9 Index	(8,310)	135,000	55,755	9/17/58	(500 bp) — Monthly	47,333
	CMBX NA BB.9 Index	(5,353)	108,000	44,604	9/17/58	(500 bp) — Monthly	39,161
	CMBX NA BB.9 Index	(5,238)	97,000	40,061	9/17/58	(500 bp) — Monthly	34,742
	CMBX NA BB.9 Index	(5,259)	70,000	28,910	9/17/58	(500 bp) — Monthly	23,593
	CMBX NA BB.9 Index	(8,785)	66,000	27,258	9/17/58	(500 bp) — Monthly	18,418
	CMBX NA BB.9 Index	(8,830)	65,000	26,845	9/17/58	(500 bp) — Monthly	17,961
	CMBX NA BB.9 Index	(8,614)	63,000	26,019	9/17/58	(500 bp) — Monthly	17,353
	CMBX NA BB.9 Index	(9,506)	63,000	26,019	9/17/58	(500 bp) — Monthly	16,461
	CMBX NA BB.9 Index	(4,572)	52,000	21,476	9/17/58	(500 bp) — Monthly	16,861
	CMBX NA BB.9 Index	(1,876)	48,000	19,824	9/17/58	(500 bp) — Monthly	17,908
	CMBX NA BB.9 Index	(4,105)	48,000	19,824	9/17/58	(500 bp) — Monthly	15,679
	CMBX NA BB.9 Index	(5,715)	38,000	15,694	9/17/58	(500 bp) — Monthly	9,947
	CMBX NA BB.9 Index	(4,541)	30,000	12,390	9/17/58	(500 bp) — Monthly	7,824
	CMBX NA BB.9 Index	(4,541)	30,000	12,390	9/17/58	(500 bp) — Monthly	7,824
	CMBX NA BB.9 Index	(3,579)	23,000	9,499	9/17/58	(500 bp) — Monthly	5,900
	CMBX NA BBB-.11 Index	(59,853)	187,000	38,223	11/18/54	(300 bp) — Monthly	(21,724)
	CMBX NA BBB-.11 Index	(59,853)	187,000	38,223	11/18/54	(300 bp) — Monthly	(21,724)
	CMBX NA BBB-.11 Index	(53,488)	169,000	34,544	11/18/54	(300 bp) — Monthly	(19,029)
	CMBX NA BBB-.11 Index	(53,382)	169,000	34,544	11/18/54	(300 bp) — Monthly	(18,923)
	CMBX NA BBB-.11 Index	(26,216)	84,000	17,170	11/18/54	(300 bp) — Monthly	(9,089)
	CMBX NA BBB-.12 Index	(27,916)	84,000	17,035	8/17/61	(300 bp) — Monthly	(10,923)
	CMBX NA BBB-.12 Index	(10,510)	34,000	6,895	8/17/61	(300 bp) — Monthly	(3,632)
	CMBX NA BBB-.7 Index	(14,540)	229,000	49,029	1/17/47	(300 bp) — Monthly	34,378

Upfront premium received		34			Unrealized appreciation		3,392,784

	Upfront premium (paid)	(4,399,831)			Unrealized (depreciation)		(920,049)

	Total	$(4,399,797)				Total	$2,472,735
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $222,053,083.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,383, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
Short-term investments
	Putnam Short Term Investment Fund*	$11,984,818	$82,866,728	$77,808,102	$131,061	$17,043,444

	Total Short-term investments	$11,984,818	$82,866,728	$77,808,102	$131,061	$17,043,444
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $734,876.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,655,981.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $214,979.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,447,465.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $156,546,262 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.9%
	Indonesia	1,2
	Ivory Coast	1
	Argentina	0.8
	Mexico	0.7
	Dominican Republic	0.7
	Senegal	0.7
	Egypt	0.7
	Canada	0.6
	United Kingdom	0.5
	Brazil	0.5
	Other	2.7

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and to yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, to yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,916,234 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,655,981 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$536	$—	$—
Consumer cyclicals	70,277	22,036	—
Energy	—	349	—
Health care	3,004	—	—
Utilities and power	—	6,874	—

Total common stocks	73,817	29,259	—
Asset-backed securities	—	1,478,902	—
Convertible bonds and notes	—	13,087,875	—
Corporate bonds and notes	—	55,741,053	135
Foreign government and agency bonds and notes		24,637,363
Mortgage-backed securities	—	93,612,599	—
Purchased options outstanding	—	1,474,571	—
Purchased swap options outstanding	—	11,179,718	—
Senior loans	—	6,328,802	—
U.S. government and agency mortgage obligations	—	145,038,125	—
U.S. treasury obligations	—	1,089,174	—
Warrants	—	—	6,844
Short-term investments	20,024,444	17,091,634	—

Totals by level	$20,098,261	$370,789,075	$6,979
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$28,240	$—
Futures contracts	(138,743)	—	—
Written options outstanding	—	(689,068)	—
Written swap options outstanding	—	(10,635,979)	—
Forward premium swap option contracts	—	3,610,220	—
TBA sale commitments	—	(66,804,881)	—
Interest rate swap contracts	—	3,490,721	—
Total return swap contracts	—	(1,620,995)	—
Credit default contracts	—	(15,216,783)	—

Totals by level	$(138,743)	$(87,838,525)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$172,500,000
Purchased currency option contracts (contract amount)	$40,300,000
Purchased swap option contracts (contract amount)	$674,100,000
Written TBA commitment option contracts (contract amount)	$183,700,000
Written currency option contracts (contract amount)	$19,800,000
Written swap option contracts (contract amount)	$345,600,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$162,600,000
Centrally cleared interest rate swap contracts (notional)	$1,259,300,000
OTC total return swap contracts (notional)	$18,500,000
Centrally cleared total return swap contracts (notional)	$125,000,000
OTC credit default contracts (notional)	$87,600,000
Centrally cleared credit default contracts (notional)	$960,000
Warrants (number of warrants)	4,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com